Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of defined benefit plans [line items]
Net defined benefit plan expense recognized in net income	$ 1,400	$ 1,353	$ 1,461
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	55	56	56
Net interest (income) expense	(4)	(3)	(3)
Plan administration costs	1	1	2
Net defined benefit plan expense recognized in net income	52	54	55
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	3	3	3
Net interest (income) expense	6	6	6
Plan administration costs	0	0	0
Net defined benefit plan expense recognized in net income	$ 9	$ 9	$ 9